1875 K Street, N.W.
Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000

April 27, 2016

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Alpine Series Trust (the “Trust”)
File Nos. 333-75786 and 811-10405

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement dated April 10, 2017 with respect to Alpine Financial Services Fund, a series of the Trust, filed under Rule 497(e) with the Securities and Exchange Commission on April 10, 2017.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1232.

Very truly yours,

/s/ Neesa P. Sood
Neesa P. Sood

Enclosures

cc:	Rose F. DiMartino, Willkie Farr & Gallagher LLP
Benjamin J. Haskin, Willkie Farr & Gallagher LLP

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